INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
13.	INCOME TAXES

Loss before provision for (benefit from) income taxes consisted of the following for the periods indicated (in thousands):

	December 31, 2017	December 31, 2018
Domestic	$(22,978)	$(31,609)
International	(51)	(159)

Total	$(23,029)	$(31,768)

The components of the Company’s income tax provision (benefit) were as follows for the periods indicated (in thousands):

	December 31, 2017	December 31, 2018
Current:
Federal	$—	$—
State	4	3
Foreign	34	52

Total current	38	55

Deferred:	—	—
Federal	—	—
State	—	—
Foreign	—	—

Total deferred	—	—

Income tax provision	$38	$55

The reconciliation of the Federal statutory income tax provision to the Company’s effective income tax provision is as follows for the periods indicated (in thousands):

	December 31, 2017	December 31, 2018
Income tax benefit at statutory rates	$(7,822)	$(6,666)
Permanent differences	324	70
Foreign rate differential	13	14
State income taxes, net of federal tax benefit	(683)	(1,081)
Effect of tax rate change	4,045	—
Other	—	441
Valuation allowance	4,161	7,277

Total income tax expense	$38	$55

The Company’s deferred tax assets and liabilities as of the dates indicated were as follows (in thousands):

	December 31, 2017	December 31, 2018
Deferred tax assets:
Sales returns reserve	$60	$79
Allowance for doubtful accounts	114	—
Net operating loss carryforwards	8,008	14,204
Stock options	82	180
Deferred revenue	30	12
Fixed assets	12	21
Interest expense limitation	—	574
Other	9	97
Less: valuation allowances	(7,890)	(15,167)

Net deferred tax assets	425	—

Deferred tax liabilities:
Foreign currency exchange gain/loss	—	—
Accrued expenses	(425)	—

Net deferred tax liabilities	(425)	—

Net deferred tax assets	—	—

Net deferred tax assets (liabilities)	$—	$—

The Company has temporary differences due to differences in recognition of revenue and expenses for tax and financial reporting purposes, principally related to net operating losses, inventory, depreciation, and other expenses that are not currently deductible or realizable. At December 31, 2018, the Company had approximately $58.0 million of gross federal NOLs which will begin to expire in fiscal year 2034 if unused. The Company also has approximately $32.3 million apportioned state and local NOLs that expire between 2025 and 2035, depending on the state, if not used. The net operating loss (“NOL”) carryforwards for federal and state income tax purposes which, generally, can be used to reduce future taxable income. The Company’s use of its NOL carryforwards is limited under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”), as it has had a change in ownership of more than 50% of its capital stock over a three-year period as measured under Section 382 of the Code. These complex changes of ownership rules generally focus on ownership changes involving shareholders owning directly or indirectly 5% or more of its stock, including certain public “groups” of shareholders as set forth under Section 382 of the Code, including those arising from new stock issuances and other equity transactions. Some of these NOL carryforwards will expire if they are not used within certain periods.

On December 22, 2017, the Tax Cuts and Jobs Act (the “TCJ Act”) was enacted into law. The TCJ Act provides for significant changes to the Code that impact corporate taxation requirements, such as the reduction of the federal tax rate for corporations from 35% to 21% and changes or limitations to certain tax deductions. The impact of the rate change was $4.0 million for December 31, 2017, which had no tax impact due to offsetting movement in the Valuation Allowance. The reduction in the corporate tax rate under the TCJ Act will also require a one-time revaluation of certain tax-related assets to reflect their value at the lower corporate tax rate of 21%.

In December 2017, the SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations where a company does not have the necessary information available, prepared, or analyzed in reasonable detail to complete the accounting for certain income tax effects of the TCJ Act. It allows companies to record provisional amounts during a measurement period, which is not to extend beyond one year. Consistent with SAB 118, the Company was able to make reasonable estimates and recorded provisional amounts related to the impact of tax reform. As of December 2018, all provisional amounts have been finalized and there will be no adjustments made to previously disclosed estimates.

The Company regularly assesses the realizability of its deferred tax assets and establishes a valuation allowance if it is more-likely-than-not that some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the Company’s history of net operating losses, the Company believes it is more likely than not its federal, state and foreign deferred tax assets will not be realized as of December 31, 2018.

The Company’s major taxing jurisdictions are New Jersey, New York, Florida, Texas, Pennsylvania, Tennessee, Virginia and California. The Company files a US Consolidated income tax return as well as tax returns in certain foreign jurisdictions. The Company is subject to examination in these jurisdictions for all years since inception. Fiscal years outside the normal statute of limitations remain open to audit due to tax attributes generated in the early years which have been carried forward and may be audited in subsequent years when utilized. The Company is not currently under examination for income taxes in any jurisdiction. The Company may be subject to audits covering a variety of tax matters by taxing authorities in any taxing jurisdiction where the Company conducts business. While the Company believes that the tax returns filed, and tax positions taken are supportable and accurate, some tax authorities may not agree with the positions taken. This can give rise to tax uncertainties which, upon audit, may not be resolved in the Company’s favor. As of December 31, 2017 and 2018, the Company has not recorded any tax contingency accruals for uncertain tax positions.